Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Gross proceeds from public issuance		$ 276,000,000	$ 276,000,000
Proceeds allocated to public warrants		(16,771,351)	(16,771,351)
Payment of deferred offering costs	$ (114,360)	(14,849,933)	(14,849,933)
Remeasurement of carrying value to redemption value		1,191,397	31,621,284
Accretion of carrying value to redemption value			31,621,284
Common Stock subject to possible redemption		$ 277,191,397	$ 276,000,000